PREPAYMENTS AND DEPOSITS AND OTHER RECEIVABLES (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Deposits on lease – third parties	$ 105	$ 105
Current assets
Deposits on lease – third parties	366	393
Prepayments – third parties	3	20
Other receivables – third parties	7	7
Other receivables – related parties (Note 16c)	160	160
Total deposits and receivables	$ 536	$ 580